Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment (Details) [Line Items]
Amortization expense	$ 51,334	$ 108,657
Depreciation expense	866,537	$ 889,108
Net carrying value of equipment	290,889
Outstanding note payable	86,806
Loss on disposal	204,083
HP3 Crushing System [Member]
Property and Equipment (Details) [Line Items]
Accrued rent payable	158,000
HP4 Crushing System [Member]
Property and Equipment (Details) [Line Items]
Accrued rent payable	$ 215,510